CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by (used in) operating activities:
Net income (loss)	$ 1,313,339	$ 268,838	$ 1,136,647
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses on investments	(202,178)	(107,462)	(87,777)
Net realized and unrealized (gains) losses on derivative instruments	(53,123)	(29,886)	(7,798)
Amortization of premiums (discounts) on fixed maturities	194,824	153,849	166,621
(Income) loss from investment and operating affiliates	(46,072)	(129,915)	(229,386)
Loss on sale of life reinsurance subsidiary	0	666,423	0
Gain on sale of operating affiliate	(340,407)	0	0
Share based compensation	74,431	81,287	46,489
Depreciation and amortization	92,313	56,118	56,229
Accretion of deposit liabilities	43,633	11,195	47,256
Changes in:
Unpaid losses and loss expenses	(211,831)	(427,528)	(88,636)
Future policy benefit reserves	(278,818)	(229,204)	(164,923)
Funds withheld on life retrocession agreements, net	(210,943)	(218,144)	0
Unearned premiums	(528,214)	253,396	65,279
Premiums receivable	156,168	15,248	(27,334)
Unpaid losses and loss expenses recoverable	(439,548)	(44,688)	(36,897)
Ceded unearned premiums	237,017	(191,242)	(196,674)
Reinsurance balances receivable	2,319	(17,736)	(60,317)
Deferred acquisition costs and value of business acquired	126,455	303,998	8,532
Reinsurance balances payable	229,205	160,916	161,132
Deferred tax asset - net	(47,924)	(33,735)	(29,230)
Derivatives	185,300	42,187	(22,324)
Other assets	17,054	33,344	(26,945)
Other liabilities	123,897	(147,744)	60,331
Other	26,968	5,447	9,702
Total adjustments	(697,783)	694,346	(356,670)
Net cash provided by (used in) operating activities	615,556	963,184	779,977
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	16,868,228	4,896,112	4,341,429
Proceeds from redemption of fixed maturities and short-term investments	3,751,174	3,601,793	4,008,333
Proceeds from sale of equity securities	664,735	571,410	245,538
Purchases of fixed maturities and short term investments	(19,718,064)	(7,158,258)	(9,143,973)
Purchases of equity securities	(567,334)	(445,504)	(534,356)
Proceeds from sale of affiliates	188,023	240,785	190,954
Purchases of affiliates	(280,856)	(371,226)	(353,678)
Purchase of Catlin Group Limited, net of acquired cash	(1,020,015)	0	0
Proceeds from sale of life reinsurance subsidiary	0	570,000	0
Proceeds from sale of subsidiary	560,552	0	0
Change in restricted cash	(154,992)	0	0
Other, net	(155,019)	(193,491)	47,891
Net cash provided by (used in) investing activities	136,432	1,711,621	(1,197,862)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	9,976	6,367	12,623
Buybacks of ordinary shares	(468,971)	(801,953)	(675,617)
Dividends paid on ordinary shares	(208,516)	(169,620)	(160,155)
Distributions to non-controlling interests	(117,683)	(78,465)	(77,670)
Contributions from non-controlling interest	23,610	48,261	7,747
Proceeds from issuance of debt	980,600	0	592,615
Repayment of debt	(87,447)	(600,000)	0
Deposit liabilities	(84,758)	(268,298)	(94,386)
Net cash provided by (used in) financing activities	46,811	(1,863,708)	(394,843)
Effects of exchange rate changes on foreign currency cash	(64,377)	(90,115)	(4,818)
Increase (decrease) in cash and cash equivalents	734,422	720,982	(817,546)
Cash and cash equivalents – beginning of period	2,521,814	1,800,832	2,618,378
Cash and cash equivalents – end of period	3,256,236	2,521,814	1,800,832
Supplemental cash flow disclosures:
Net taxes paid	96,886	20,168	96,469
Interest paid on notes payable and debt	115,598	121,285	97,125
Life Funds Withheld Assets
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses on investments	(182,181)	15,529
Net realized and unrealized (gains) losses on derivative instruments	$ 151,691	$ 488,222	$ 0